Transactions With Related Parties (Details) - Schedule of composition of key personnel	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions With Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	111	120	128
Director [Member]
Transactions With Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	11	11	10
Manager [Member]
Transactions With Related Parties (Details) - Schedule of composition of key personnel [Line Items]
No. of executives	100	109	118